                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN EQUITY GROWTH FUND

                   SUPPLEMENT DATED FEBRUARY 20, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund's portfolio managers are Philip W. Friedman, William S. Auslander and Peter Dannenbaum.

Mr. Friedman, a Managing Director and head of the Institutional Equity Group, joined the Subadviser in 1997. Prior to joining the Subadviser, Mr. Friedman was the North American Director of Equity Research at Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."). From 1990 to 1995, he was a member of Morgan Stanley & Co.'s Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa; Summa Cum Laude) in Economics. He also holds an M.B.A. from J.L. Kellogg School of Management at Northwestern University. Mr. Friedman has been a co-manager of the Fund since May 1998.

Mr. Auslander, a Principal and a Portfolio Manager in the Institutional Equity Group, joined the Subadviser in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining the Subadviser, Mr. Auslander was an equity analyst at Icahn & Co. for nine years. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University in 1993. Mr. Auslander has been a co-manager of the Fund since May 1998.

Mr. Dannenbaum, a Principal and Portfolio Manager in the Institutional Equity Group, joined the Subadviser in January 1999. Mr. Dannenbaum was an Equity Analyst in Morgan Stanley & Co.'s Equity Research department from 1993-1998, and a Research Associate from 1991-1993. Mr. Dannenbaum joined Morgan Stanley & Co. in its Mergers and Acquisitions department in 1989.
Mr. Dannenbaum graduated from Temple University with a B.B.A. in Finance (Magna Cum Laude) and is a Chartered Financial Analyst. Mr. Dannenbaum has been a co-manager of the Fund since February 2001.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                                                                         EQG SPT
                                                                     468,568,668

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN FOCUS EQUITY FUND

                   SUPPLEMENT DATED FEBRUARY 20, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund's portfolio managers are Philip W. Friedman, William S. Auslander and Jeffrey S. Alvino.

Mr. Friedman, a Managing Director and head of the Institutional Equity Group, joined the Subadviser in 1997. Prior to joining the Subadviser, Mr. Friedman was the North American Director of Equity Research at Morgan Stanley & Co. Incorporated. From 1990 to 1995, he was a member of Morgan Stanley & Co. Incorporated's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa, Summa Cum Laude) in Economics. He also holds an M.B.A. from J.L. Kellogg School of Management at Northwestern University. Mr. Friedman has been a co-manager of the Fund since September 1998.

Mr. Auslander, a Principal and a Portfolio Manager in the Institutional Equity Group joined the Subadviser in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining the Subadviser, Mr. Auslander was an equity analyst for nine years at Icahn & Co. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University in 1993. Mr. Auslander has been a co-manager of the Fund since September 1998.

Mr. Alvino, a Principal, and Portfolio Manager in the Institutional Equity Group joined the Subadviser in 1995 as a Director and a Vice President of Morgan Stanley Dean Witter Commodities Management, Inc. where he had both portfolio management and trading responsibilities for a group of limited partnerships and a Netherlands Antilles corporation. Prior to joining the Subadviser, Mr. Alvino was a Controller in the Finance Division of Morgan Stanley & Co. Incorporated from 1990 to 1995. Previously, he was a senior accountant in the Assurance & Advisory practice at Deloitte & Touche from 1988 to 1990. He graduated from Lehigh University in 1988 with a B.S. in accounting and is a Chartered Financial Analyst and a Certified Public Accountant.
Mr. Alvino has been a co-manager of the Fund since February 2001.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                                                                        MSAE SPT
                                                                     474,574,674
                                                                        65010-06

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE